SCHEDULE OF SUMMARIZES THE SHARE OPTION ACTIVITY (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of options, Beginning balance | shares	8,635,000	7,880,052
Weighted average exercise price, Beginning balance | $ / shares	$ 0.14	$ 0.13
Number of options ,Granted | shares	2,225,000	3,125,000
Weighted average exercise price, Granted | $ / shares	$ 0.27	$ 0.15
Number of options, Expired/Cancelled | shares	(250,000)	(1,570,052)
Weighted average exercise price, Expired/Cancelled | $ / shares	$ 0.17	$ 0.13
Number of options, Exercised | shares	(400,000)	(800,000)
Weighted average exercise price, Exercised | $ / shares	$ 0.11	$ 0.10
Number of options, Options outstanding Ending balance | shares	10,210,000	8,635,000
Weighted average exercise price, Options outstanding Beginning balance (in Dollars per share) | $ / shares	$ 0.17	$ 0.14
Number of options, Exercisable | shares	7,053,750	6,216,250
Weighted average exercise price, Exercisable (in Dollars per share) | $ / shares	$ 0.15	$ 0.14